Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	£ 7,930	£ 8,216
Intangible assets	3,072	3,164
Investments in joint ventures and associates	164	169
Other investments	131	92
Property, plant and equipment	72	82
Right-of-use assets	87	89
Other receivables	7	16
Deferred tax assets	75	84
Net pension assets	197	186
Derivative financial instruments	62	39
Non-current assets	11,797	12,137
Current assets
Inventories and pre-publication costs	311	331
Trade and other receivables	2,468	2,511
Derivative financial instruments	50	35
Cash and cash equivalents	131	119
Current assets	2,960	2,996
Total assets	14,757	15,133
Current liabilities
Trade and other payables	4,268	4,122
Derivative financial instruments	7	59
Debt	1,571	1,412
Taxation	153	119
Provisions	2	6
Current liabilities	6,001	5,718
Non-current liabilities
Derivative financial instruments	104	126
Debt	5,696	5,132
Deferred tax liabilities	405	473
Net pension obligations	154	165
Other payables	1	13
Provisions	6	2
Non-current liabilities	6,366	5,911
Total liabilities	12,367	11,629
Net assets	2,390	3,504
Capital and reserves
Share capital	264	272
Share premium	1,647	1,605
Shares held in treasury	(406)	(722)
Translation reserve	129	567
Other reserves	732	1,759
Shareholders' equity	2,366	3,481
Non-controlling interests	24	23
Total equity	£ 2,390	£ 3,504